John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS  66211
Phone: 913.660.0778   Fax: 913.660.9157
john.lively@1940actlawgroup.com

September 11, 2017

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
 Washington, D.C. 20549

RE:	The Registration Statement filed on Form N-14 for 360 Funds (the “Trust”)

Ladies and Gentlemen:

Enclosed herewith for filing is an Amended Form N-14 Registration Statement (combined proxy statement/prospectus) (“PRE nbr. 2”) relating to the proposed reorganization of the Crow Point Alternative Income Fund, a series of Northern Lights Fund Trust (the “Existing Fund”) with and into the Crow Point Alternative Income Fund, a newly created series of the 360 Funds (the “New Fund”).  Note that a 485(a) filing to establish the New Fund as a series of the Trust was made on June 23, 2017 and a 485BXT filing was made on September 6, 2017 extending the effective date of the filing to October 6, 2017. This Amendment reflects the revisions made in response to SEC comments received and which are contained in a correspondence filing made for the Trust.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@1940actlawgroup.com.

/s/ John H. Lively

On behalf of The Law Offices of John H. Lively & Associates, Inc.